Reporting entity	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Reporting Entity [Abstract]
Reporting entity	Reporting entity
Prenetics Global Limited (the “Company”), is a company incorporated in Cayman Islands. The Company was formed to facilitate the public listing and additional capitalization (referred to collectively as the “Reverse Recapitalization”) of Prenetics Holding Company Limited, (“PHCL”) and its subsidiaries (the “PHCL Group”).
The Company and its subsidiaries (collectively, the “Group”) focus on providing healthcare solutions through three pillars — prevention, diagnostics and personalized care.
The Group’s preventive health testing services are genetic testing (under the brand-named CircleDNA) for general health purposes. CircleDNA utilizes a whole exome sequencing technology that conducts a full scan on individuals’ protein-coding genes, analyzing genetic variations across different categories and providing personalized reports with a saliva sample.
The Group also engages in research and development activities to advance its preventive, diagnostic and personalized healthcare solutions.
The Reverse Recapitalization (see note 31) was effectuated by:
•a special purpose acquisition company (“SPAC”) Artisan Acquisition Corp. (“Artisan”), incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”), merging on May 17, 2022 with AAC Merger Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company; with AAC Merger Limited surviving and remaining as a wholly-owned subsidiary of the Company (“Initial Merger”);
•PGL Merger Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company, merging with PHCL on May 18, 2022; with PHCL surviving and becoming a wholly-owned subsidiary of the Company (“Acquisition Merger”);
•additional capitalization by way of issuing the Company’s shares to certain third-party investors (“PIPE Investors”) on May 18, 2022, pursuant to investment commitments in subscribing and purchasing for the Class A Ordinary Shares of the Company, concurrently with the execution of the Acquisition Merger; and
•the Company becoming a publicly traded company on NASDAQ on May 18, 2022.
The Reverse Recapitalization has been accounted for with reference to the principles of reverse acquisitions in IFRS 3, Business combinations, (“IFRS 3”) with PHCL being the accounting acquirer and Artisan the accounting acquiree. Accordingly, these consolidated financial statements have been presented as a continuation of the consolidated financial information of the PHCL Group, except for the capital structure (see note 31).
On December 30, 2022, the Group acquired 74.39% of the issued share capital of ACT Genomics Holdings Company Limited (“ACT Genomics”), and obtained control of ACT Genomics (the “ACT Acquisition”). ACT Genomics is an innovation-driven cancer solution provider, which specializing in precision oncology, and qualifies as a business as defined in IFRS 3.
The ACT Acquisition is expected to allow the Group to accelerate the utilization of genetic information throughout a cancer patient’s journey and to deliver the information needed to enable best-in-class personalized cancer care (see note 34).
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta Holdings Limited ("Insighta"). Details of the interests in equity-accounted investees are included in note 16.